Provision for contingencies - Schedule Of Nature And Movement Of The Liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Detail Of Movement In Provision For Probable Losses [Line Items]
Beginning balance	R$ 1,242	R$ 486
Additions	12,113	1,043
Reversals	(2,873)	(265)
Payments	(1,098)	(22)
Interests	180
Ending balance	9,564	1,242
Civil Provision [Member]
Disclosure Detail Of Movement In Provision For Probable Losses [Line Items]
Beginning balance	991	425
Additions	10,303	840
Reversals	(1,848)	(252)
Payments	(712)	(22)
Interests	142
Ending balance	8,876	991
Labour Provision [Member]
Disclosure Detail Of Movement In Provision For Probable Losses [Line Items]
Beginning balance	251	61
Additions	1,810	203
Reversals	(1,025)	(13)
Payments	(386)
Interests	38
Ending balance	R$ 688	R$ 251